VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 94.6%
Argentina : 3.7%
Generacion Mediterranea
SA / Central Termica Roca
SA 144A
9.88%, 12/01/27 $ 397 $ 355,226
MercadoLibre, Inc.
2.38%, 01/14/26 600 560,848
3.12%, 01/14/31 900 757,351
MSU Energy SA / UGEN SA /
UENSA SA 144A
6.88%, 02/01/25 775 639,950
Pampa Energia SA 144A
7.50%, 01/24/27 950 900,307
9.12%, 04/15/29 375 369,615
Pan American Energy LLC
144A
9.12%, 04/30/27 400 428,106
Telecom Argentina SA 144A
8.00%, 07/18/26 575 545,300
Transportadora de Gas del
Sur SA 144A
6.75%, 05/02/25 700 670,472
YPF Energia Electrica SA
144A
10.00%, 07/25/26 550 535,210
YPF SA 144A
6.95%, 07/21/27 1,150 1,025,260
7.00%, 09/30/33 (s) 775 654,757
7.00%, 12/15/47 725 535,648
8.50%, 03/23/25 403 398,489
8.50%, 07/28/25 1,750 1,688,954
8.50%, 06/27/29 512 462,649
9.00%, 02/12/26 (s) 1,160 1,162,950
9.00%, 06/30/29 (s) 975 950,626
9.50%, 01/17/31 900 899,582
13,541,300
Austria : 0.1%
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 300 270,750
Underline
Azerbaijan : 1.1%
Southern Gas Corridor CJSC
144A
6.88%, 03/24/26 2,850 2,890,784
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,075 1,111,281
4,002,065
Bahrain : 0.8%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,500 1,572,142
8.38%, 11/07/28 650 708,995
Mumtalakat Sukuk Holding
Co. Reg S
4.10%, 01/21/27 600 569,846
2,850,983
Par
(000’s) Value
Bermuda : 0.4%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^ $ 168 $ 46,473
0.00%, 12/31/30 ^ 378 104,690
Digicel Midco/DIFL US II LLC
10.50%, 11/25/28 667 404,730
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 1,000 951,850
1,507,743
Brazil : 6.7%
Adecoagro SA 144A
6.00%, 09/21/27 700 683,907
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 500 487,057
Arcos Dorados Holdings, Inc.
144A
5.88%, 04/04/27 550 544,950
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 425 370,636
Banco BTG Pactual SA 144A
2.75%, 01/11/26 350 331,263
Banco Votorantim SA 144A
4.38%, 07/29/25 400 389,279
Braskem America Finance
Co. 144A
7.12%, 07/22/41 375 318,005
Braskem Idesa SAPI 144A
7.45%, 11/15/29 1,275 898,738
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 900 781,673
4.50%, 01/31/30 1,000 792,089
5.88%, 01/31/50 † 500 352,702
8.50% (US Treasury
Yield Curve Rate T 5
Year+8.22%), 01/23/81 450 430,688
Brazil Minas SPE via State of
Minas Gerais 144A
5.33%, 02/15/28 403 397,384
BRF SA 144A
4.88%, 01/24/30 425 376,583
5.75%, 09/21/50 400 291,850
Centrais Eletricas Brasileiras
SA 144A
3.62%, 02/04/25 350 341,081
4.62%, 02/04/30 475 431,266
Cosan Luxembourg SA 144A
5.50%, 09/20/29 525 497,505
7.00%, 01/20/27 250 252,451
CSN Inova Ventures 144A
6.75%, 01/28/28 825 791,593
Embraer Netherlands
Finance BV
5.40%, 02/01/27 375 371,871

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
Embraer Netherlands
Finance BV 144A
6.95%, 01/17/28 $ 325 $ 336,031
ERO Copper Corp. 144A
6.50%, 02/15/30 250 228,385
FS Luxembourg Sarl 144A
10.00%, 12/15/25 300 314,340
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 325 280,840
5.50%, 01/14/32 275 236,840
Gol Finance SA 144A
7.00%, 01/31/25 75 11,062
Klabin Austria GmbH 144A
3.20%, 01/12/31 325 271,095
5.75%, 04/03/29 525 526,657
7.00%, 04/03/49 478 483,170
MARB BondCo Plc 144A
3.95%, 01/29/31 800 640,675
MV24 Capital BV 144A
6.75%, 06/01/34 585 549,377
Natura Cosmeticos SA 144A
4.12%, 05/03/28 300 276,424
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 300 292,788
7.00%, 05/14/26 500 501,593
Nexa Resources SA 144A
5.38%, 05/04/27 475 463,808
6.50%, 01/18/28 325 327,515
Petrobras Global Finance BV
5.09%, 01/15/30 300 288,550
5.60%, 01/03/31 600 583,585
5.62%, 05/20/43 175 157,688
5.75%, 02/01/29 225 224,428
6.00%, 01/27/28 600 605,628
6.75%, 01/27/41 400 395,832
6.75%, 06/03/50 † 225 216,991
6.85%, 06/05/15 850 789,652
6.88%, 01/20/40 425 429,394
6.90%, 03/19/49 350 343,206
7.25%, 03/17/44 500 514,167
7.38%, 01/17/27 400 418,978
8.75%, 05/23/26 175 186,063
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 499 441,746
4.95%, 01/17/28 300 284,715
Rio Oil Finance Trust Series
2014-3 144A
9.75%, 01/06/27 234 242,399
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28 253 259,708
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 350 336,929
Simpar Europe SA 144A
5.20%, 01/26/31 400 343,390
Tupy Overseas SA 144A
Par
(000’s) Value
Brazil (continued)
4.50%, 02/16/31 $ 250 $ 210,781
Ultrapar International SA
144A
5.25%, 10/06/26 300 296,035
5.25%, 06/06/29 200 192,415
Usiminas International Sarl
144A
5.88%, 07/18/26 500 490,593
XP, Inc. 144A
3.25%, 07/01/26 500 464,586
24,590,630
British Virgin Islands : 0.4%
Five Holding Ltd. 144A
9.38%, 10/03/28 500 499,375
New Metro Global Ltd. Reg S
4.50%, 05/02/26 500 126,243
4.62%, 10/15/25 400 117,000
Studio City Co. Ltd. 144A
7.00%, 02/15/27 † 500 495,000
Wanda Properties Global Co.
Ltd. Reg S
11.00%, 02/13/26 350 248,622
1,486,240
Canada : 0.6%
First Quantum Minerals Ltd.
144A
8.62%, 06/01/31 † 1,825 1,694,969
Frontera Energy Corp. 144A
7.88%, 06/21/28 550 410,704
2,105,673
Cayman Islands : 3.2%
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 1,300 1,200,792
Banco Bradesco SA 144A
4.38%, 03/18/27 350 338,610
Banco do Brasil SA 144A
3.25%, 09/30/26 550 520,520
4.88%, 01/11/29 350 337,845
6.25%, 04/18/30 500 510,021
CT Trust 144A
5.12%, 02/03/32 1,225 1,079,011
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
7.75%, 02/07/26 500 505,351
8.00%, 02/25/29 800 821,200
Ittihad International Ltd.
144A
9.75%, 11/09/28 500 508,750
Kt21 T2 Co. Ltd. Reg S
6.12% (US Treasury
Yield Curve Rate T 5
Year+5.33%), 12/16/31 550 530,519
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 500 511,646
MAF Global Securities Ltd.
Reg S

Par
(000’s) Value
Cayman Islands (continued)
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 12/31/99 (o) $ 600 $ 620,361
Nogaholding Sukuk Ltd.
144A
5.25%, 04/08/29 750 727,781
Nogaholding Sukuk Ltd.
Reg S
6.62%, 05/25/33 1,150 1,194,477
Oryx Funding Ltd. 144A
5.80%, 02/03/31 700 696,517
PD Sukuk Ltd. Reg S
8.75%, 09/23/25 400 411,852
Poinsettia Finance Ltd. Reg S
6.62%, 06/17/31 426 358,400
Rutas 2 & 7 Finance Ltd.
144A
0.00%, 09/30/36 ^ 650 439,026
StoneCo Ltd. 144A
3.95%, 06/16/28 350 302,830
11,615,509
Chile : 1.3%
Agrosuper SA 144A
4.60%, 01/20/32 † 725 622,006
CAP SA 144A
3.90%, 04/27/31 450 351,000
Falabella SA 144A
3.38%, 01/15/32 1,000 755,294
3.75%, 10/30/27 500 446,163
Latam Airlines Group SA
144A
13.38%, 10/15/27 575 644,572
13.38%, 10/15/29 1,100 1,266,393
VTR Comunicaciones SpA
144A
4.38%, 04/15/29 600 348,375
5.12%, 01/15/28 500 290,376
VTR Finance NV 144A
6.38%, 07/15/28 400 154,834
4,879,013
China : 5.2%
Agile Group Holdings Ltd.
Reg S
5.50%, 04/21/25 300 52,191
Bank of Communications Co.
Ltd. Reg S
3.80% (US Treasury
Yield Curve Rate T 5
Year+3.35%), 12/31/99 (o) 3,975 3,850,675
Bank of Communications
Hong Kong Ltd. Reg S
3.73% (US Treasury
Yield Curve Rate T 5
Year+2.52%), 12/31/99 (o) 700 685,230
eHi Car Services Ltd. Reg S
7.00%, 09/21/26 550 435,068
ENN Clean Energy
International Investment
Ltd. 144A
Par
(000’s) Value
China (continued)
3.38%, 05/12/26 $ 800 $ 756,057
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25 1,000 907,500
Fuqing Investment
Management Ltd. Reg S
3.25%, 06/23/25 700 598,681
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 14,000
Greentown China Holdings
Ltd. Reg S
4.70%, 04/29/25 550 498,072
Industrial & Commercial
Bank of China Ltd. Reg S
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 12/31/99 (o) 8,700 8,253,971
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 1,250 559,375
Mianyang Investment
Holding Group Co. Ltd.
Reg S
6.70%, 08/08/25 400 400,373
Pingan Real Estate Capital
Ltd. Reg S
3.45%, 07/29/26 300 223,359
RKPF Overseas 2019 A Ltd.
Reg S
6.00%, 09/04/25 400 223,200
West China Cement Ltd.
Reg S
4.95%, 07/08/26 800 597,342
Zhangzhou Transportation
Development Group Co.
Ltd. Reg S
4.98%, 06/01/25 800 788,087
18,843,181
Colombia : 5.4%
Aris Mining Corp. 144A
6.88%, 08/09/26 450 393,877
Banco de Bogota SA 144A
6.25%, 05/12/26 1,550 1,531,468
Canacol Energy Ltd. 144A
5.75%, 11/24/28 700 482,351
Ecopetrol SA
4.62%, 11/02/31 1,136 936,215
5.38%, 06/26/26 1,300 1,284,799
5.88%, 05/28/45 1,675 1,246,985
5.88%, 11/02/51 700 502,390
6.88%, 04/29/30 1,850 1,809,961
7.38%, 09/18/43 758 703,001
8.38%, 01/19/36 1,400 1,418,725
8.62%, 01/19/29 1,050 1,111,221
8.88%, 01/13/33 1,600 1,690,596
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,400 1,207,983
4.38%, 02/15/31 775 632,935

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colombia (continued)
Geopark Ltd. 144A
5.50%, 01/17/27 $ 675 $ 602,339
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,400 1,161,064
Grupo de Inversiones
Suramericana SA 144A
5.50%, 04/29/26 750 732,968
Oleoducto Central SA 144A
4.00%, 07/14/27 550 509,448
Orazul Energy Peru SA 144A
5.62%, 04/28/27 500 473,105
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 850 747,205
Telefonica Celular del
Paraguay SA 144A
5.88%, 04/15/27 700 679,401
Termocandelaria Power Ltd.
144A
7.88%, 01/30/29 35 34,333
19,892,370
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 † 675 584,618
6.75%, 10/07/31 450 448,875
1,033,493
Cyprus : 0.3%
MHP Lux SA 144A
6.25%, 09/19/29 450 321,750
6.95%, 04/03/26 775 631,362
953,112
Czech Republic : 0.3%
Energo-Pro AS 144A
8.50%, 02/04/27 650 648,648
11.00%, 11/02/28 400 419,500
1,068,148
Dominican Republic : 0.1%
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 400 360,872
Underline
France : 0.1%
Aeropuertos Dominicanos
Siglo XXI SA 144A
6.75%, 03/30/29 500 501,945
Underline
Georgia : 0.3%
Georgian Railway JSC 144A
4.00%, 06/17/28 775 710,872
Silknet JSC 144A
8.38%, 01/31/27 475 479,750
1,190,622
Ghana : 0.4%
Kosmos Energy Ltd. 144A
7.12%, 04/04/26 † 975 938,667
Tullow Oil Plc 144A
7.00%, 03/01/25 650 613,164
1,551,831
Par
(000’s) Value
Greece : 0.2%
Navios South American
Logistics, Inc. / Navios
Logistics Finance US Inc
144A
10.75%, 07/01/25 $ 675 $ 672,359
Underline
Guatemala : 0.5%
Banco Industrial SA 144A
4.88% (US Treasury
Yield Curve Rate T 5
Year+4.44%), 01/29/31 450 429,401
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 1,550 1,449,932
1,879,333
Honduras : 0.1%
Inversiones Atlantida SA
144A
7.50%, 05/19/26 275 266,113
Underline
Hong Kong : 6.6%
Agile Group Holdings Ltd.
Reg S
6.05%, 10/13/25 650 99,093
Bank of East Asia Ltd. Reg S
5.83% (US Treasury
Yield Curve Rate T 5
Year+5.53%), 12/31/99 (o) 1,000 900,625
CAS Capital No 1 Ltd. Reg S
4.00% (US Treasury
Yield Curve Rate T 5
Year+3.64%), 12/31/99 (o) 1,050 913,521
Central Plaza Development
Ltd. Reg S
3.85%, 07/14/25 600 533,862
Champion Path Holdings
Ltd. Reg S
4.50%, 01/27/26 650 616,664
4.85%, 01/27/28 650 575,180
China CITIC Bank
International Ltd. Reg S
3.25% (US Treasury
Yield Curve Rate T 5
Year+2.53%), 12/31/99 (o) 750 712,915
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 12/31/99 (o) 900 885,351
China Oil & Gas Group Ltd.
Reg S
4.70%, 06/30/26 500 465,782
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 500 431,237
Easy Tactic Ltd.
6.50%, 07/11/27 67 4,012
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26 750 632,075
5.05%, 01/27/27 600 460,518

Par
(000’s) Value
Hong Kong (continued)
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 $ 600 $ 409,464
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.58%), 12/31/99 (o) 700 605,776
Huarong Finance 2017 Co.
Ltd. Reg S
4.25%, 11/07/27 1,500 1,377,585
4.75%, 04/27/27 1,150 1,079,562
4.95%, 11/07/47 550 426,816
Huarong Finance 2019 Co.
Ltd. Reg S
4.50%, 05/29/29 750 677,092
Li & Fung Ltd. Reg S
5.00%, 08/18/25 400 386,994
Melco Resorts Finance Ltd.
144A
4.88%, 06/06/25 † 1,500 1,459,687
5.25%, 04/26/26 † 800 765,500
5.38%, 12/04/29 1,450 1,296,796
5.62%, 07/17/27 † 750 706,469
5.75%, 07/21/28 1,150 1,077,227
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 12/31/99 (o) 1,050 1,043,090
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 12/31/99 (o) 400 401,414
RKPF Overseas 2019 A Ltd.
Reg S
5.90%, 03/05/25 300 193,356
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 07/26/26 950 273,125
5.20%, 01/12/26 600 187,890
Seaspan Corp. 144A
5.50%, 08/01/29 1,000 852,100
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,489 1,272,470
6.00%, 07/15/25 600 592,167
6.50%, 01/15/28 675 626,511
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 750 529,241
Yuexiu REIT MTN Co. Ltd.
Reg S
2.65%, 02/02/26 550 485,959
23,957,126
Hungary : 0.3%
OTP Bank Nyrt Reg S
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33 950 983,725
Underline
Par
(000’s) Value
India : 4.0%
Adani Renewable Energy RJ
Ltd./ Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 $ 438 $ 357,047
Delhi International Airport
Ltd. 144A
6.12%, 10/31/26 700 693,695
6.45%, 06/04/29 700 691,769
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 550 509,437
HPCL-Mittal Energy Ltd.
Reg S
5.25%, 04/28/27 550 532,354
5.45%, 10/22/26 400 390,299
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 805 704,967
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 563,479
JSW Steel Ltd. 144A
3.95%, 04/05/27 750 700,758
5.05%, 04/05/32 725 643,722
JSW Steel Ltd. Reg S
5.38%, 04/04/25 † 500 495,201
Network i2i Ltd. 144A
5.65% (US Treasury
Yield Curve Rate T 5
Year+4.28%), 12/31/99 (o) 1,375 1,362,969
Periama Holdings LLC Reg S
5.95%, 04/19/26 950 939,826
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 850 776,786
Shriram Finance Ltd. 144A
4.15%, 07/18/25 550 530,871
6.62%, 04/22/27 1,000 1,008,125
Tata Motors Ltd. Reg S
5.88%, 05/20/25 400 397,700
UPL Corp. Ltd. Reg S
5.25% (US Treasury
Yield Curve Rate T 5
Year+3.87%), 12/31/99 (o) 550 449,006
Vedanta Resources Finance
II Plc 144A
9.25%, 04/23/26 600 484,299
13.88%, 01/21/27 1,300 1,227,038
Vedanta Resources Ltd. 144A
6.12%, 08/09/24 1,250 1,046,837
14,506,185
Indonesia : 1.4%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * 111 902
Bukit Makmur Mandiri
Utama PT 144A
7.75%, 02/10/26 † 500 492,500

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
Cikarang Listrindo Tbk PT
144A
4.95%, 09/14/26 $ 675 $ 654,250
Indika Energy Capital IV Pte
Ltd. 144A
8.25%, 10/22/25 825 827,325
Japfa Comfeed Indonesia
Tbk PT Reg S
5.38%, 03/23/26 500 452,484
Medco Bell Pte Ltd. 144A
6.38%, 01/30/27 750 723,519
Medco Oak Tree Pte Ltd.
144A
7.38%, 05/14/26 675 672,348
Nickel Industries Ltd. 144A
11.25%, 10/21/28 600 635,856
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 560,932
5,020,116
Israel : 2.9%
Energian Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,150 1,082,555
Leviathan Bond Ltd. 144A
Reg S
6.12%, 06/30/25 850 822,850
6.50%, 06/30/27 850 794,323
6.75%, 06/30/30 775 697,038
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 † 850 815,639
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 3,550 3,305,464
4.10%, 10/01/46 2,123 1,455,272
6.75%, 03/01/28 1,325 1,359,318
7.12%, 01/31/25 250 252,000
10,584,459
Kuwait : 0.4%
Kuwait Projects Co. SPC Ltd.
Reg S
4.23%, 10/29/26 800 708,630
4.50%, 02/23/27 750 657,452
1,366,082
Luxembourg : 2.8%
3R Lux SARL 144A
9.75%, 02/05/31 500 499,125
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 436 418,426
Aegea Finance Sarl 144A
6.75%, 05/20/29 350 339,880
9.00%, 01/20/31 325 342,022
Consolidated Energy Finance
SA 144A
5.62%, 10/15/28 700 573,041
Cosan Luxembourg SA 144A
7.25%, 06/27/31 500 505,000
Par
(000’s) Value
Luxembourg (continued)
7.50%, 06/27/30 $ 325 $ 334,764
CSN Resources SA 144A
4.62%, 06/10/31 625 509,020
5.88%, 04/08/32 375 322,509
8.88%, 12/05/30 325 333,626
Energian Israel Finance Ltd.
144A Reg S
4.88%, 03/30/26 875 808,413
5.38%, 03/30/28 825 722,164
5.88%, 03/30/31 850 709,415
FORESEA Holding SA 144A
7.50%, 06/15/30 200 184,682
FS Luxembourg Sarl 144A
8.88%, 02/12/31 300 296,295
Hidrovias International
Finance SARL 144A
4.95%, 02/08/31 250 205,282
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,141 877,863
Minerva Luxembourg SA
144A
4.38%, 03/18/31 † 800 659,381
8.88%, 09/13/33 700 734,708
Petrorio Luxembourg
Trading Sarl 144A
6.12%, 06/09/26 400 393,930
Poinsettia Finance Ltd. 144A
6.62%, 06/17/31 171 143,360
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 300 252,255
10,165,161
Macao : 0.3%
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,000 934,301
Underline
Mauritius : 2.7%
Axian Telecom 144A
7.38%, 02/16/27 525 496,781
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 561 516,561
CA Magnum Holdings 144A
5.38%, 10/31/26 1,425 1,339,251
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 450 418,327
Diamond II Ltd. 144A
7.95%, 07/28/26 575 583,057
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,328 1,208,184
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 1,175 1,163,367
IHS Netherlands Holdco BV
144A
8.00%, 09/18/27 1,450 1,340,131

Par
(000’s) Value
Mauritius (continued)
India Airport Infra 144A
6.25%, 10/25/25 $ 475 $ 473,219
India Clean Energy Holdings
144A
4.50%, 04/18/27 550 493,856
India Green Power Holdings
144A
4.00%, 02/22/27 650 602,887
Liquid Telecommunications
Financing Plc 144A
5.50%, 09/04/26 800 503,187
Network i2i Ltd. 144A
3.98% (US Treasury
Yield Curve Rate T 5
Year+3.39%), 12/31/99 (o) 725 683,310
9,822,118
Mexico : 6.6%
Alsea SAB de CV 144A
7.75%, 12/14/26 725 733,894
Banco Nacional de Comercio
Exterior SNC 144A
2.72% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 08/11/31 700 597,878
Braskem Idesa SAPI 144A
6.99%, 02/20/32 1,650 1,077,271
Cemex SAB de CV 144A
3.88%, 07/11/31 1,550 1,382,195
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 12/31/99 (o) 1,400 1,334,352
5.20%, 09/17/30 1,000 974,961
5.45%, 11/19/29 1,050 1,043,672
9.12% (US Treasury
Yield Curve Rate T 5
Year+5.16%), 12/31/99 (o) 1,400 1,492,359
CIBanco SA Institution de
Banca Multiple Trust 144A
4.38%, 07/22/31 550 419,791
Electricidad Firme de Mexico
Holdings SA de CV 144A
4.90%, 11/20/26 500 463,703
Grupo Aeromexico SAB de
CV 144A
8.50%, 03/17/27 950 911,176
Grupo Axo SAPI de CV 144A
5.75%, 06/08/26 475 444,212
KUO SAB De CV 144A
5.75%, 07/07/27 625 563,692
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 450 367,438
Nemak SAB de CV 144A
3.62%, 06/28/31 † 675 542,487
Petroleos Mexicanos
4.50%, 01/23/26 250 235,619
5.35%, 02/12/28 475 416,837
5.50%, 06/27/44 150 90,051
5.62%, 01/23/46 150 88,773
5.95%, 01/28/31 900 710,883
Par
(000’s) Value
Mexico (continued)
6.35%, 02/12/48 $ 375 $ 231,818
6.38%, 01/23/45 275 173,515
6.49%, 01/23/27 375 352,752
6.50%, 03/13/27 975 914,904
6.50%, 01/23/29 300 266,537
6.50%, 06/02/41 375 252,896
6.62%, 06/15/35 650 489,672
6.62%, 06/15/38 125 86,644
6.70%, 02/16/32 1,650 1,348,224
6.75%, 09/21/47 1,300 830,303
6.84%, 01/23/30 † 550 472,598
6.88%, 10/16/25 225 223,380
6.88%, 08/04/26 600 585,587
6.95%, 01/28/60 850 545,709
7.69%, 01/23/50 1,950 1,364,478
8.75%, 06/02/29 450 434,970
10.00%, 02/07/33 450 445,308
Sixsigma Networks Mexico
SA de CV 144A
7.50%, 05/02/25 † 475 447,545
Total Play
Telecomunicaciones SA de
CV 144A
6.38%, 09/20/28 800 349,700
7.50%, 11/12/25 800 469,556
24,177,340
Morocco : 0.9%
OCP SA 144A
3.75%, 06/23/31 1,125 953,848
4.50%, 10/22/25 750 729,660
5.12%, 06/23/51 925 670,894
6.88%, 04/25/44 925 855,858
3,210,260
Netherlands : 1.9%
Braskem Netherlands
Finance BV 144A
7.25%, 02/13/33 † 675 602,723
8.50%, 01/12/31 625 596,081
Coruripe Netherlands BV
144A
10.00%, 02/10/27 175 141,043
Embraer Netherlands
Finance BV 144A
7.00%, 07/28/30 500 526,217
Greenko Dutch BV 144A
3.85%, 03/29/26 786 742,023
Greenko Dutch BV Reg S
3.85%, 03/29/26 278 261,891
Petrobras Global Finance BV
5.50%, 06/10/51 † 325 269,957
6.50%, 07/03/33 † 575 571,482
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,075 1,040,063
5.12%, 05/09/29 † 1,075 1,037,168
7.88%, 09/15/29 650 701,912
8.12%, 09/15/31 550 604,783
7,095,343

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nigeria : 0.9%
Access Bank Plc 144A
6.12%, 09/21/26 $ 600 $ 553,442
EBN Finance Co. BV 144A
7.12%, 02/16/26 450 423,364
Fidelity Bank Plc 144A
7.62%, 10/28/26 500 463,750
First Bank of Nigeria Ltd. Via
FBN Finance Co. BV 144A
8.62%, 10/27/25 450 448,448
SEPLAT Energy Plc 144A
7.75%, 04/01/26 900 839,850
United Bank for Africa Plc
144A
6.75%, 11/19/26 500 469,620
3,198,474
Oman : 1.5%
Bank Muscat SAOG Reg S
4.75%, 03/17/26 700 686,885
Lamar Funding Ltd. 144A
3.96%, 05/07/25 1,375 1,336,573
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 700 689,129
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 900 886,437
OQ SAOC 144A
5.12%, 05/06/28 1,050 1,031,335
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 975 1,010,844
5,641,203
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 650 376,722
Underline
Panama : 0.5%
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 12/31/99 (o) 550 469,397
Banistmo SA 144A
4.25%, 07/31/27 550 517,418
Global Bank Corp. 144A
5.25% (ICE LIBOR USD 3
Month+3.30%), 04/16/29 500 461,633
Multibank, Inc. 144A
7.75%, 02/03/28 400 407,750
1,856,198
Paraguay : 0.2%
Banco Continental SAECA
144A
2.75%, 12/10/25 400 375,196
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 425 375,392
750,588
Par
(000’s) Value
Peru : 2.1%
Banco Internacional del Peru
SAA Interbank 144A
4.00% (US Treasury
Yield Curve Rate T 1
Year+3.71%), 07/08/30 $ 400 $ 382,283
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34 425 444,389
Camposol SA 144A
6.00%, 02/03/27 475 345,033
Cia de Minas Buenaventura
SAA 144A
5.50%, 07/23/26 775 741,365
InRetail Shopping Malls 144A
5.75%, 04/03/28 525 510,925
Minsur SA 144A
4.50%, 10/28/31 † 700 610,936
Peru LNG Srl 144A
5.38%, 03/22/30 1,325 1,091,842
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,350 996,758
5.62%, 06/19/47 2,750 1,766,436
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.50%, 08/02/28 525 454,511
Volcan Cia Minera SAA 144A
4.38%, 02/11/26 550 320,947
7,665,425
Philippines : 0.1%
Rizal Commercial Banking
Corp. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 12/31/99 (o) 400 388,993
Underline
Poland : 0.4%
Canpack SA / Canpack US
LLC 144A
3.12%, 11/01/25 525 502,202
3.88%, 11/15/29 1,150 1,014,725
1,516,927
Saudi Arabia : 0.4%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.75%, 02/15/25 950 948,966
6.88%, 02/26/27 600 596,595
1,545,561
Singapore : 1.8%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 † 625 649,216
Continuum Energy Levanter
Pte Ltd. 144A
4.50%, 02/09/27 713 679,989
GLP Pte Ltd. Reg S
3.88%, 06/04/25 1,450 1,136,800

Par
(000’s) Value
Singapore (continued)
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) $ 1,300 $ 514,410
4.60% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 12/31/99 (o) 200 73,808
Greenko Solar Mauritius Ltd.
144A
5.95%, 07/29/26 700 685,912
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 650 667,469
Puma International
Financing SA 144A
5.00%, 01/24/26 1,000 949,665
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 649 649,220
TML Holdings Pte Ltd. Reg S
4.35%, 06/09/26 700 669,389
6,675,878
South Africa : 2.1%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 1,400 1,360,611
7.12%, 02/11/25 1,700 1,694,985
8.45%, 08/10/28 675 676,292
Eskom Holdings SOC Ltd.
Reg S
4.31%, 07/23/27 750 698,749
MTN Mauritius Investments
Ltd. 144A
6.50%, 10/13/26 † 700 709,800
Sasol Financing USA LLC
6.50%, 09/27/28 † 1,075 1,018,446
Transnet SOC Ltd. 144A
8.25%, 02/06/28 1,400 1,410,601
7,569,484
Spain : 0.7%
AES Espana BV 144A
5.70%, 05/04/28 400 369,966
AI Candelaria Spain SA 144A
5.75%, 06/15/33 825 638,188
Banco Bilbao Vizcaya
Argentaria Colombia SA
144A
4.88%, 04/21/25 550 543,488
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 700 450,936
International Airport Finance
SA 144A
12.00%, 03/15/33 610 621,880
2,624,458
Tanzania : 0.1%
AngloGold Ashanti Holdings
Plc
Par
(000’s) Value
Tanzania (continued)
6.50%, 04/15/40 $ 425 $ 422,722
Underline
Thailand : 0.7%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 1,625 1,446,509
Kasikornbank PCL Reg S
3.34% (US Treasury
Yield Curve Rate T 5
Year+1.70%), 10/02/31 1,200 1,112,262
2,558,771
Trinidad and Tobago : 0.7%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 800 847,600
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 486,953
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 325 300,952
Trinidad Generation
Unlimited 144A
5.25%, 11/04/27 850 834,975
2,470,480
Turkey : 7.1%
Akbank TAS 144A
5.12%, 03/31/25 825 815,719
6.80%, 02/06/26 † 625 627,375
6.80% (US Treasury
Yield Curve Rate T 5
Year+6.01%), 06/22/31 650 640,165
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38%, 06/29/28 775 673,354
Arcelik AS Reg S
8.50%, 09/25/28 700 727,860
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 1,000 943,393
KOC Holding AS 144A
6.50%, 03/11/25 1,050 1,052,016
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 496 456,268
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 † 800 827,000
Pegasus Hava Tasimaciligi
AS 144A
9.25%, 04/30/26 550 564,960
QNB Finansbank AS Reg S
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33 450 488,255

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 $ 575 $ 589,369
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26 800 776,108
8.00%, 01/16/29 600 604,053
9.50%, 08/01/26 750 790,955
Turk Telekomunikasyon AS
144A
6.88%, 02/28/25 755 752,117
Turkcell Iletisim Hizmetleri
AS 144A
5.75%, 10/15/25 675 666,822
5.80%, 04/11/28 675 643,093
Turkiye Ihracat Kredi Bankasi
AS 144A
5.75%, 07/06/26 950 925,119
9.00%, 01/28/27 800 830,718
9.38%, 01/31/26 750 784,278
Turkiye Sinai Kalkinma
Bankasi AS 144A
5.88%, 01/14/26 550 540,005
9.38%, 10/19/28 400 426,380
Turkiye Sise ve Cam
Fabrikalari AS 144A
6.95%, 03/14/26 975 978,715
Turkiye Vakiflar Bankasi TAO
144A
5.25%, 02/05/25 1,125 1,115,606
5.50%, 10/01/26 675 649,363
6.50%, 01/08/26 † 1,125 1,116,246
9.00%, 10/12/28 1,000 1,046,958
Ulker Biskuvi Sanayi AS 144A
6.95%, 10/30/25 900 885,836
Yapi ve Kredi Bankasi AS
144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+7.42%), 01/22/31 600 603,381
9.25%, 10/16/28 1,200 1,266,960
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34 † 800 805,000
Ziraat Katilim Varlik Kiralama
AS Reg S
9.38%, 11/12/26 700 739,431
Zorlu Yenilenebilir Enerji AS
144A
9.00%, 06/01/26 400 392,000
25,744,878
Ukraine : 0.8%
Kernel Holding SA 144A
6.75%, 10/27/27 400 271,249
Metinvest BV 144A
7.65%, 10/01/27 450 315,000
7.75%, 10/17/29 700 470,501
NAK Naftogaz Ukraine via
Kondor Finance Plc 144A
7.62%, 11/08/28 650 343,938
Par
(000’s) Value
Ukraine (continued)
NPC Ukrenergo 144A
6.88%, 11/09/28 $ 1,100 $ 315,700
State Agency of Roads of
Ukraine 144A
6.25%, 06/24/30 1,000 256,998
Ukraine Railways Via Rail
Capital Markets Plc Reg S
8.25%, 07/09/26 1,100 635,250
VF Ukraine PAT via VFU
Funding Plc 144A
6.20%, 02/11/25 400 319,142
2,927,778
United Arab Emirates : 2.2%
Alpha Star Holding VII Ltd.
Reg S
7.75%, 04/27/26 900 911,774
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 200 206,000
DP World Salaam Reg S
6.00% (US Treasury
Yield Curve Rate T 5
Year+5.75%), 12/31/99 (o) 2,150 2,136,562
Emirates NBD Bank PJSC
Reg S
6.12% (CMT USD 6
Year+3.66%), 12/31/99 (o) 1,450 1,446,126
GEMS Menasa Cayman Ltd. /
GEMS Education Delaware
LLC 144A
7.12%, 07/31/26 1,250 1,239,031
MAF Global Securities Ltd.
Reg S
6.38% (US Treasury
Yield Curve Rate T 5
Year+3.54%), 12/31/99 (o) 550 543,469
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 1,600 1,553,440
8,036,402
United Kingdom : 3.0%
Allwyn Entertainment
Financing UK Plc 144A
7.88%, 04/30/29 1,050 1,087,537
Avianca Midco 2 Plc 144A
9.00%, 12/01/28 225 202,221
9.00%, 12/01/28 2,200 1,977,269
Bidvest Group UK Plc 144A
3.62%, 09/23/26 1,125 1,050,064
Endeavour Mining Plc 144A
5.00%, 10/14/26 † 775 716,807
IHS Holding Ltd. 144A
5.62%, 11/29/26 675 611,568
6.25%, 11/29/28 625 529,425
Tullow Oil Plc 144A
10.25%, 05/15/26 2,100 1,935,528
Vedanta Resources Finance
II Plc 144A
13.88%, 12/09/28 1,800 1,563,597

Par
(000’s) Value
United Kingdom (continued)
WE Soda Investments
Holding Plc 144A
9.50%, 10/06/28 † $ 1,400 $ 1,433,695
11,107,711
United States : 5.0%
ABRA Global Finance 144A
11.50%, 03/02/28 614 461,792
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 400 379,814
Azul Secured Finance LLP
144A
10.88%, 05/28/30 350 291,116
11.93%, 08/28/28 550 560,713
Energuate Trust 144A
5.88%, 05/03/27 500 476,745
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 1,000 783,438
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 550 509,333
7.75%, 05/01/27 † 600 567,486
Mercury Chile Holdco LLC
144A
6.50%, 01/24/27 500 465,984
MGM China Holdings Ltd.
144A
5.25%, 06/18/25 658 642,014
5.88%, 05/15/26 1,100 1,077,819
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 876 823,075
Playtika Holding Corp. 144A
4.25%, 03/15/29 850 730,613
Sasol Financing USA LLC
4.38%, 09/18/26 825 771,988
5.50%, 03/18/31 1,175 987,598
Sasol Financing USA LLC
144A
8.75%, 05/03/29 1,400 1,426,090
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 858 723,590
Stillwater Mining Co. 144A
4.00%, 11/16/26 925 820,475
4.50%, 11/16/29 750 591,712
Wynn Macau Ltd. 144A
5.12%, 12/15/29 1,375 1,224,338
5.50%, 01/15/26 1,375 1,336,665
5.50%, 10/01/27 † 1,000 940,902
5.62%, 08/26/28 1,925 1,792,803
18,386,103
Uruguay : 0.1%
Arcos Dorados BV 144A
6.12%, 05/27/29 550 544,858
Underline
Par
(000’s) Value
Uzbekistan : 0.5%
Ipoteka-Bank ATIB Reg S
5.50%, 11/19/25 $ 400 $ 378,328
National Bank of Uzbekistan
Reg S
4.85%, 10/21/25 400 378,500
Uzauto Motors AJ 144A
4.85%, 05/04/26 400 359,960
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 950 795,735
1,912,523
Zambia : 1.3%
First Quantum Minerals Ltd.
144A
6.88%, 03/01/26 † 1,375 1,311,253
6.88%, 10/15/27 2,075 1,880,977
7.50%, 04/01/25 1,450 1,434,152
4,626,382
Total Corporate Bonds
(Cost: $378,833,355) 345,434,020
GOVERNMENT OBLIGATIONS : 2.4%
Argentina : 1.8%
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 1,250 1,212,519
Provincia de Buenos Aires/
Government Bonds 144A
6.38%, 09/01/37 (s) 7,225 2,837,027
Provincia de Cordoba 144A
6.88%, 02/01/29 582 445,174
6.99%, 06/01/27 (s) 757 620,905
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) 719 595,811
Provincia de Neuquen 144A
6.75%, 04/27/30 (s) 500 415,000
Provincia del Chubut 144A
7.75%, 07/26/30 (s) 620 531,888
6,658,324
Turkey : 0.6%
Istanbul Metropolitan
Municipality 144A
6.38%, 12/09/25 750 730,617
10.50%, 12/06/28 1,000 1,058,690
10.75%, 04/12/27 475 504,184
2,293,491
Total Government Obligations
(Cost: $8,884,310) 8,951,815
Total Investments Before Collateral for
Securities Loaned: 97.0%
(Cost: $387,717,665) 354,385,835

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.2%
Money Market Fund: 4.2%
(Cost: $15,330,840)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 15,330,840 $ 15,330,840
Total Investments: 101.2%
(Cost: $403,048,505) 369,716,675
Liabilities in excess of other assets: (1.2)% (4,516,526)
NET ASSETS: 100.0% $ 365,200,149
Definitions:
LIBOR London Interbank Offered Rate
USD United States Dollar
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $14,691,731.
(o) Perpetual Maturity — the date shown is the next call date
* Non-income producing
(d) Security in default
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $248,621,699, or 68.1% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 30.3% $ 107,578,369
Energy 20.3 72,013,898
Basic Materials 11.4 40,425,064
Industrials 10.0 35,302,258
Utilities 8.1 28,634,407
Consumer Cyclicals 4.8 16,964,546
Technology 4.1 14,440,472
Consumer Non-Cyclicals 3.5 12,512,664
Healthcare 3.2 11,298,080
Government 2.6 9,208,813
Real Estate 1.7 6,007,264
100.0% $ 354,385,835